DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		6 Months Ended
	Oct. 14, 2020	Dec. 31, 2020	Jul. 09, 2020
Transaction costs	$ 42,659,062
Underwriting fees	14,000,000
Deferred underwriting fees	28,175,000
Other offering costs	$ 484,062
Redemption of shares by Public Shareholders, Number of days considered	2
Minimum net tangible assets to complete business combination	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent	15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period	100.00%
Percentage of net assets held in Trust account		80.00%
Issued and outstanding voting securities, percentage		50.00%
Maximum interest earned to be used to pay dissolution expenses	$ 100,000
Reduction in the amount of funds held in trust account (in dollars per share)	$ 10.00
Operating bank accounts		$ 259,714	$ 0
Securities held in the trust account	$ 805,000,000	805,017,218
Working Capital		877,327
Interest earned on marketable securities held in Trust Account		$ 17,218
Sponsor
Number of warrants issued	8,000,000
Issue price of warrants (in dollars per share)	$ 2.00
Proceeds from sale of Private Placement Warrants	$ 16,000,000
Initial Public Offering
Units issued (in shares)	80,500,000
Units issue price (in dollars per share)	$ 10.00
Initial Public Offering | Sponsor
Number of warrants issued	20,125,000
Private placement | Sponsor
Number of warrants issued	8,000,000
Over-allotment option
Units issued (in shares)	10,500,000
Subsequent Events
Gross proceeds from initial public offering	$ 805,000,000
Subsequent Events | Initial Public Offering
Units issued (in shares)	80,500,000
Units issue price (in dollars per share)	$ 10.00
Subsequent Events | Private placement | Sponsor
Number of warrants issued	8,000,000
Issue price of warrants (in dollars per share)	$ 2.00
Proceeds from sale of Private Placement Warrants	$ 16,000,000
Subsequent Events | Over-allotment option
Units issued (in shares)	10,500,000